Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Absract]
Schedule of Deferred tax assets and liabilities
Recognized in earnings As at December 31
2021 2020 2021 2020
Assets
Property, plant and equipment $ 82,677 $ (38,389) $ 363,468 $ 280,798
Provision for reclamation (14,509) 28,628 207,633 222,142
Inventories 2,489 4,071 6,559 4,071
Foreign exploration and development (812) 2 4,457 5,269
Income tax losses (gains) (80,802) (7,629) 301,910 382,712
Defined benefit plan actuarial losses - - 8,126 9,410
Long-term investments and other 16,405 (5,678) 45,426 32,276
Deferred tax assets 5,448 (18,995) 937,579 936,678
Liabilities
Inventories - (301) - -
Deferred tax liabilities - (301) - -
Net deferred tax asset (liability) $ 5,448 $ (18,694) $ 937,579 $ 936,678
Deferred tax allocated as 2021 2020
Deferred tax assets $ 937,579 $ 936,678
Deferred tax liabilities - -
Net deferred tax asset

$ 937,579 $ 936,678
2021 2020
Deferred tax asset at beginning of year $ 936,678 $ 956,376
Recovery (expense) for the year in net earnings 5,448 (18,694)
Expense for the year in other comprehensive income (4,541) (1,006)
Effect of movements in exchange rates (6) 2
End of year $ 937,579 $ 936,678
2021 2020
Income tax losses $ 288,637 $ 271,163
Property, plant and equipment 2,209 2,204
Provision for reclamation 66,573 75,219
Long-term investments and other 58,330 60,223
Total $ 415,749 $ 408,809

Schedule of Tax rate reconciliation
2021 2020
Loss before income taxes and non-controlling interest $ (103,855) $ (39,531)
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax recovery (27,937) (10,634)
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 28,690 42,028
Change in unrecognized deferred tax assets 22,068 (7,766)
Share-based compensation plans - 398
Change in legislation - (1,978)
Income in equity-accounted investee (24,481) (12,155)
Change in uncertain tax positions 1,099 2,455
Other permanent differences (640) 1,318
Income tax expense (recovery) $ (1,201) $ 13,666

Schedule of Earnings and income taxes by jurisdiction
2021 2020
Earnings (loss) before income taxes
Canada $ 58,624 $ 72,809
Foreign (162,479) (112,340)
$ (103,855) $ (39,531)
Current income taxes (recovery)
Canada $ 2,257 $ (394)
Foreign 1,990 (4,634)
$ 4,247 $ (5,028)
Deferred income taxes (recovery)
Canada $ (3,937) $ 9,122
Foreign (1,511) 9,572
$ (5,448) $ 18,694
Income tax expense (recovery) $ (1,201) $ 13,666

Schedule of Income tax losses
Date of expiry Canada US Other Total
2026 $ - $ - $ 13,724 $ 13,724
2027 - - 228 228
2028 - - 59 59
2030 47 - - 47
2031 - 20,295 - 20,295
2032 272 21,858 - 22,130
2033 - 33,595 - 33,595
2034 169,934 15,593 4,484 190,011
2035 372,376 7,106 7,167 386,649
2036 210,591 43,466 5,646 259,703
2037 27 32,558 2,958 35,543
2038 2,813 35,112 320 38,245
2039 6,424 27,159 - 33,583
2040 3,110 52,001 - 55,111
2041 31 38,666 - 38,697
No expiry - - 1,049,405 1,049,405
$ 765,625 $ 327,409 $ 1,083,991 $ 2,177,025